OPERATING INCOME - Accounts receivable, and contract liabilities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OPERATING INCOME
Increase in contract liabilities	$ 3,208
Accounts receivable from contracts with customers, net	177,991	$ 203,198	$ 86,759
Contract liabilities	64,071	60,791	75,845
Allowances for receivables from customers	$ 36,061	$ 9,769	$ 11,975